Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance

In accordance with Item 402(v) of Regulation S-K, we are providing the following information regarding the relationship between compensation of our Chief Executive Officer or principal executive officer (“PEO”) and Named Executive Officers (“NEOs”) and certain financial performance measures of the Company for the fiscal years ended on December 31, 2022, December 31, 2021, and December 31, 2020. For further information on the Company’s pay-for-performance philosophy and how executive compensation aligns with the Company’s performance, refer to the “Executive Compensation - Compensation Discussion and Analysis” section of this proxy statement.

			Average Summary	Average	Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensa- tion Table Total for PEO	Compensa- tion Actually Paid to PEO	Compensa- tion Table Total for Non- PEO NEOs	Compensation Actually Paid to Non-PEO NEOs	Total Share- holder Return	Peer Group Total Share- holder Return	Net Income (000's)	Modified Free Cash Flow per Share (Non-GAAP)
	(1)(2)	(1)(2)	(1)(3)	(1)(3)	(4)	(4)	(5)	(6)
2022	$5,058,869	$9,484,571	$1,171,608	$1,165,709	$100.04	$130.90	$364,189	$8.70
2021	$3,542,686	$4,403,028	$1,151,037	$1,358,857	$70.96	$112.37	$(81,297)	$0.38
2020	$2,057,996	$(804,782)	$943,465	$251,535	$60.15	$88.78	$(409,086)	$(4.69)

(1) NEOs included in these columns reflect the following:

Year	PEO	Non-PEO NEOs
2020 - 2022	Mr. Pate	Messrs. Monteleone, Creamer, Israel, Vaughn, Yates, and Wright

(2) Amounts reflect the total compensation for our PEOs, as reported in the Summary Compensation Table for each applicable year.

(3) Amounts reflect the total compensation for our NEO, as reported in the Summary Compensation Table for each applicable year.

PEO Total Compensation Amount	$ 5,058,869	$ 3,542,686	$ 2,057,996
PEO Actually Paid Compensation Amount	$ 9,484,571	4,403,028	(804,782)
Adjustment To PEO Compensation, Footnote [Text Block]

Summary Compensation Table Total for PEO

		Less:	Add:	Add:	Add:	Less:
Year	Summary Compensation Table total for PEO	Grant Date Fair Value of Equity Awards*	Fair Value of Equity Awards Granted in the Fiscal Year**	Year over Year Change in Fair Value of Equity Awards Vested in the Fiscal Year***	Year over Year Change in Fair Value of Unvested Equity Awards Vested**	Fair Value of Equity Awards Failing to Meet Vesting Condi- tions****	Compensation Actually Paid for PEO
2022	$5,058,869	$3,302,299	$6,263,376	$(240,972)	$1,705,597	$–	$9,484,571
2021	$3,542,686	$2,385,201	$2,429,860	$346,696	$468,987	$–	$4,403,028
2020	$2,057,996	$1,291,985	$981,477	$(1,281,483)	$(1,270,787)	$–	$(804,782)

Non-PEO NEO Average Total Compensation Amount	$ 1,171,608	1,151,037	943,465
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,165,709	1,358,857	251,535
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Summary Compensation Table Total for NEOs (other than PEO)

		Less:	Add:	Add:	Add:	Less:
Year	Summary Compensa- tion Table total for NEOs (other than PEO)	Grant Date Fair Value of Equity Awards*	Fair Value of Equity Awards Granted in the Fiscal Year**	Year over Year Change in Fair Value of Equity Awards Vested in the Fiscal Year***	Year over Year Change in Fair Value of Unvested Equity Awards Vested**	Fair Value of Equity Awards Failing to Meet Vest- ing Condi- tions****	Compensation Actually Paid for NEOs (other than PEO)
2022	$1,171,608	$357,281	413,789	$(96,042)	$209,655	176,020	$1,165,709
2021	$1,151,037	$647,449	630,706	$107,416	$138,472	21,326	$1,358,857
2020	$943,465	$422,414	318,935	$(194,725)	$(393,726)	—	$251,535

*Sum of Stock Awards and Option Awards from Summary Compensation Table.

** Fair value calculated as of the year end.

*** Fair value calculated as of the vesting date.

**** Fair value at the end of the prior year.

(4)

The Company’s Total Shareholder Return (“TSR”) and the Company’s Peer Group TSR reflected in these columns for each applicable fiscal year is calculated based on a fixed investment of $100 at the applicable measurement point on the same cumulative basis as is used in Item 201(e) of Regulation S-K. The Peer Group used to determine the Company’s Peer Group TSR for each applicable fiscal year is our peer group as disclosed in this proxy statement.

(5)	Amounts reflect the Company’s net income as reported in our audited financial statements for the applicable year.
(6)

While we use numerous financial and non-financial performance measures to evaluate performance under our compensation programs, Modified Free Cash Flow per share is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used to link the compensation actually paid to NEOs to company performance. This performance measure may not have been the most important financial performance measure for 2021 and 2020 and the Company may determine that a different financial performance measure is the most important financial performance measure in future years.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

Discussion and Analysis

In accordance with Item 402(v) requirements, we are providing the following charts to describe the relationships between information presented in the Pay versus Performance Table.

1.	Relationship Between Compensation Actually Paid for CEO and NEOs (Average) vs. Cumulative TSR of Company and the Peer Group

The following graph illustrates the trend in “compensation actually paid” over the three years compared to our TSR performance, as well TSR relative to our peer group. This illustrates that compensation moved in alignment with our TSR performance in 2021 and 2022. Our change in TSR performance was greater than our peer groups change in TSR performance from 2021 to 2022.

Compensation Actually Paid vs. TSR Performance

Compensation Actually Paid vs. Net Income [Text Block]

2.	Relationship Between Compensation Actually Paid for CEO and NEOs (Average) vs. Net Income (Loss)

The graph below illustrates the trend in “compensation actually paid” over the three years to our GAAP Net Income (Loss). This illustrates that in 2021 compensation moved in alignment with net income, increasing in 2021. For 2022, compensation increased, and net income increased.

Compensation Actually Paid vs. Net Income (Loss)

Compensation Actually Paid vs. Company Selected Measure [Text Block]

3.	Relationship Between Compensation Actually Paid for CEO and NEOs (Average) vs. Non-GAAP Modified Free Cash Flow per Share

The graph below illustrates the trend in “compensation actually paid” over the three years to our Modified Free Cash Flow per share (non-GAAP). The definition of Modified Free Cash Flow set forth above in this proxy statement is divided by the number of Company common shares during the applicable period to determine Modified Free Cash Flow per share. This illustrates that in 2021 compensation increased and Modified Free Cash Flow per Share increased. For 2022, compensation moved in alignment with Modified Free Cash Flow per share, increasing significantly in 2022.

Compensation Actually Paid vs. FCF Per Share (non-GAAP)

Tabular List [Table Text Block]

Performance Measures for Determining Executive Compensation

As also required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, below is a list of the performance measures that are considered the most important by the Company in determining executive compensation for the 2022 performance year. The performance measures included in this table are not ranked by relative importance.

Most Important 2022 Performance Measures for Determining Executive Compensation
Financial Measures
Modified Free Cash Flow per Share (non-GAAP)
Adjusted EBITDA
Non-Financial Measures
Safety
Core Values
Process Excellence
Sustainability
Other Strategic Initiatives

Total Shareholder Return Amount	$ 100.04	70.96	6,015
Peer Group Total Shareholder Return Amount	130.90	112.37	88.78
Net Income (Loss)	$ 364,189,000	$ (81,297,000)	$ (409,086,000)
Company Selected Measure Amount	8.70	0.38	(4.69)
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Modified Free Cash Flow per Share (non-GAAP)
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Safety
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Core Values
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Process Excellence
Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name	Sustainability
Measure [Axis]: 7
Pay vs Performance Disclosure [Table]
Measure Name	Other Strategic Initiatives
Grant Date Fair Value of Equity Awards PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 3,302,299	$ 2,385,201	$ 1,291,985
Fair Value of Equity Awards Granted in the Fiscal Year PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	6,263,376	2,429,860	981,477
Year over Year Change in Fair Value of Equity Awards Vested in the Fiscal Year PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(240,972)	346,696	(1,281,483)
Year over Year Change in Fair Value of Unvested Equity Awards Vested PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,705,597	468,987	(1,270,787)
Grant Date Fair Value of Equity Awards NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	357,281	647,449	422,414
Fair Value of Equity Awards Granted in the Fiscal Year NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	413,789	630,706	318,935
Year over Year Change in Fair Value of Equity Awards Vested in the Fiscal Year NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(96,042)	107,416	(194,725)
Year over Year Change in Fair Value of Unvested Equity Awards Vested NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	209,655	138,472	(393,726)
Fair Value of Equity Awards Failing to Meet Vesting Conditions NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 176,020	$ 21,326	$ 0